GOLDMAN SACHS TRUST
Class A, Class C, Institutional, Investor, Class R, Class R6, and Class P Shares of the
Goldman Sachs ESG Emerging Markets Equity Fund
(the “Fund”)
Supplement dated April 20, 2021 to the
Prospectuses, Summary Prospectuses, and Statement of Additional Information (“SAI”)
each dated February 28, 2021, as supplemented to date
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Upon the recommendation of Goldman Sachs Asset Management, L.P. (the “Investment Adviser”), the Board of Trustees of the Goldman Sachs Trust recently approved changes to the Fund’s environmental, social and governance (“ESG”) criteria. Although these changes are generally expected to result in fewer issuers satisfying the Fund’s ESG criteria, the changes are not expected to materially affect the Fund’s current portfolio holdings. These changes will become effective after the close of business on June 22, 2021 (the “Effective Date”).
Accordingly, on the Effective Date, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:
The following replaces in its entirety the “
Goldman Sachs ESG Emerging Markets Equity Fund—Summary—Principal
 Strategy
” section of the Prospectuses and “
Principal
 Strategy
” section of the Summary Prospectuses:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in emerging country issuers that the Investment Adviser believes adhere to the Fund’s environmental, social and governance (“ESG”) criteria. Such equity investments may include exchange-traded funds (“ETFs”), futures and other instruments with similar economic exposures. The Investment Adviser may consider classifications by the World Bank, the International Finance Corporation, the United Nations (and its agencies) or the Fund’s benchmark index provider in determining whether a country is emerging or developed. Emerging countries are generally located in Africa, Asia, the Middle East, Central and Eastern Europe and Central and South America.
The Fund’s ESG criteria are generally designed to exclude companies that are directly engaged in, and/or derive significant revenue from, certain industries or product lines, including, but not limited to:
⬛	alcohol;
⬛	tobacco;
⬛	gambling;
⬛	adult entertainment;
⬛	for-profit prisons;

⬛	weapons;
⬛	oil and gas exploration and production;
⬛	thermal coal mining; and
⬛	thermal coal power generation.
In determining whether a company is directly engaged in, and/or derives significant revenue from, the industries or product lines listed above, the Fund will use revenue thresholds for certain industries or product lines (e.g., companies that derive more than 5% of revenue from tobacco) and categorical exclusions for other industries or product lines (e.g., companies that derive any revenue from controversial weapons) and apply such thresholds and exclusions to data provided by one or more third-party vendor(s). The Investment Adviser, in its sole discretion, retains the right not to use data provided by third-party vendors where it deems the data to be not representative of a company’s current business operations. In such cases, or where data on specific companies may not be available from third-party vendors, the Investment Adviser may make reasonable estimates or otherwise exercise its discretion. The Fund’s ESG criteria may be updated periodically to, among other things, add or remove certain industries or product lines from the screening process, revise the revenue thresholds and categorical exclusions applicable to such activities, or change particular industries or product lines from a categorical exclusion to a revenue threshold, or vice versa.
Once the Investment Adviser determines that an issuer meets the Fund’s ESG criteria, the Investment Adviser conducts a supplemental analysis of individual companies’ corporate governance factors and a range of environmental and social factors that may vary by sector. This supplemental analysis will be conducted alongside traditional fundamental, bottom-up
financial analysis of individual companies, using traditional fundamental metrics. The Investment Adviser may engage in active dialogues with company management teams to further inform investment decision-making and to foster best corporate governance practices using its fundamental and ESG analysis. The Fund may invest in a company prior to completion of the supplemental analysis or without engaging with company management. Instances in which the supplemental analysis may not be completed prior to investment include but are not limited to initial public offerings (“IPOs”), in-kind
transfers, corporate actions, and/or certain short-term holdings.
The Investment Adviser may sell holdings for several reasons, including, among others, changes in a company’s fundamentals or earnings, a company no longer meeting the Fund’s ESG criteria, or a company otherwise failing to conform to the Investment Adviser’s investment philosophy.
The Fund may invest in the aggregate up to 20% of its Net Assets in: (i) fixed income securities of private and government emerging country issuers; (ii) equity and fixed income securities, such as government, corporate and bank debt obligations, of developed country issuers; and (iii) equity and fixed income securities of issuers that may not adhere to the Fund’s ESG criteria.
The Fund’s performance benchmark index is the MSCI Emerging Markets Index (Net, USD, Unhedged).

The following replaces in its entirety the “
Goldman Sachs ESG Emerging Markets Equity Fund—Summary—Principal
 Risks of the Fund
” section of the Prospectuses and the “
Principal
 Risks of the Fund
” section of the Summary Prospectuses:
ESG Standards Risk.
The Fund’s adherence to its ESG criteria and the application of the Investment Adviser’s supplemental ESG analysis when selecting investments generally will affect the Fund’s exposure to certain companies, sectors, regions, and countries and may affect the Fund’s performance depending on whether such investments are in or out of favor. For example, the Fund generally will not seek to invest in companies that the Investment Adviser believes have adverse social or environmental impacts (e.g., alcohol, tobacco, gambling, adult entertainment, oil and gas, coal or weapons companies). Adhering to the ESG criteria and applying the Investment Adviser’s supplemental ESG analysis may also affect the Fund’s performance relative to similar funds that do not adhere to such criteria or apply such analysis. Additionally, the Fund’s adherence to the ESG criteria and the application of the supplemental ESG analysis in connection with identifying and selecting equity investments in emerging country issuers often require more subjective analysis and may be relatively more difficult than applying the ESG criteria or the supplemental ESG analysis to equity investments of U.S. issuers because data availability may be more limited with respect to emerging country issuers than developed country issuers. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies, which may change without notice. The Fund’s ESG criteria and the application of the supplemental ESG analysis may be changed without shareholder approval.
The following replaces in its entirety the “
Investment Management Approach Principal
 Investment Strategies—ESG Emerging Markets Equity Fund
” section of the Prospectuses:
The Fund invests, under normal circumstances, at least 80% of its Net Assets in a diversified portfolio of equity investments in emerging country issuers that the Investment Adviser believes adhere to the Fund’s environmental, social and governance (“ESG”) criteria. Such equity investments may include ETFs, futures and other instruments with similar economic exposures. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its Net Assets in the particular type of investment suggested by its name. The Investment Adviser may consider classifications by the World Bank, the International Finance Corporation, the United Nations (and its agencies) or the Fund’s benchmark index provider in determining whether a country is emerging or developed. Emerging countries are generally located in Africa, Asia, the Middle East, Central and Eastern Europe and Central and South America. The Investment Adviser currently intends that the Fund’s investment focus will be in the following emerging countries as well as any other emerging country to the extent that foreign investors are permitted by applicable law to make such investments:

⬛ Argentina ⬛ Brazil ⬛ Chile ⬛ China ⬛ Colombia ⬛ Czech	⬛ Egypt ⬛ Greece ⬛ Hungary ⬛ India ⬛ Indonesia ⬛ Malaysia	⬛ Mexico ⬛ Pakistan ⬛ Peru ⬛ Philippines ⬛ Poland ⬛ Qatar	⬛ Russia ⬛ Saudi Arabia ⬛ South Africa ⬛ South Korea ⬛ Taiwan ⬛ Thailand	⬛ Turkey ⬛ United Arab Emirates (Abu Dhabi and Dubai) ⬛ Vietnam
An emerging country issuer is an issuer economically tied to an emerging market country. In determining whether an issuer is economically tied to an emerging market country, the Investment Adviser will consider whether the issuer:
⬛	Has a class of securities whose principal securities market is in an emerging market country;
⬛	Has its principal office in an emerging market country;
⬛	Derives 50% or more of its total revenue or profit from goods produced, sales made or services provided in one or more emerging market countries;
⬛	Maintains 50% or more of its assets in one or more emerging market countries; or
⬛
Is otherwise determined to be economically tied to an emerging market country by the Investment Adviser in its discretion. For example, the Investment Adviser may use the classifications assigned by third parties, including an issuer’s “country of risk” as determined by Bloomberg or the classifications assigned to an issuer by the Fund’s benchmark index provider. These classifications are generally based on a number of criteria, including an issuer’s country of domicile, the primary stock exchange on which an issuer’s securities trade, the location from which the majority of an issuer’s revenue is derived, and an issuer’s reporting currency. Although the Investment Adviser may rely on these classifications, it is not required to do so.

The Fund’s ESG criteria are generally designed to exclude companies that are directly engaged in, and/or derive significant revenue from, certain industries or product lines, including, but not limited to:
⬛	alcohol;
⬛	tobacco;
⬛	gambling;
⬛	adult entertainment;
⬛	for-profit prisons;
⬛	weapons;
⬛	oil and gas exploration and production;
⬛	thermal coal mining; and
⬛	thermal coal power generation.
In determining whether a company is directly engaged in, and/or derives significant revenue from, the industries or product lines listed above, the Fund will use revenue thresholds for certain industries or product lines (e.g., companies that derive more than 5% of revenue from tobacco) and categorical exclusions for other industries or product lines (e.g., companies that derive any revenue from controversial weapons) and apply such thresholds and exclusions to data provided by one or more third-party vendor(s). The Investment Adviser, in its sole discretion, retains the right not to use data provided by third-party vendors where it deems the data to be not representative of a company’s current business operations. In such cases, or where data on specific companies may not be available from third-party vendors, the Investment Adviser may make reasonable estimates or otherwise exercise its discretion. The Fund’s ESG criteria may be updated periodically to, among other things, add or remove certain industries or product lines from the screening process, revise the revenue thresholds and categorical exclusions applicable to such activities, or change particular industries or product lines from a categorical exclusion to a revenue threshold, or vice versa.
Once the Investment Adviser determines that an issuer meets the Fund’s ESG criteria, the Investment Adviser conducts a supplemental analysis of individual companies’ corporate governance factors and a range of environmental and social factors that may vary by sector. This supplemental analysis will be conducted alongside traditional fundamental, bottom-up
financial analysis of individual companies, using traditional fundamental metrics.
These corporate governance considerations may include:
⬛	quality of earnings;
⬛	concern for shareholder interests and minority shareholder rights;
⬛	unethical business conduct, for example unethical methods of obtaining contracts and/or close connections with authorities;
⬛	board structure;
⬛	board diversity;
⬛	executive management team, for example CEO/CFO effectiveness and acting in interest of shareholders; and
⬛	executive compensation.
Environmental and social considerations may include:
⬛	environmental and social reporting, disclosure and transparency;
⬛	material environmental litigation and/or controversies;
⬛	material social litigation and/or controversies;
⬛	labor practices, for example track record in treatment of employees and supply chain management;
⬛	human rights considerations; and
⬛	climate change policies and environmental practices.
The Investment Adviser may engage in active dialogues with company management teams to further inform investment decision-making and to foster best corporate governance practices using its fundamental and ESG analysis. The Fund may invest in a company prior to completion of the supplemental analysis or without engaging with company management. Instances in which the supplemental analysis may not be completed prior to investment include but are not limited to IPOs, in-kind
transfers, corporate actions, and/or certain short-term holdings.

The Investment Adviser may sell holdings for several reasons, including, among others, changes in a company’s fundamentals or earnings, a company no longer meeting the Fund’s ESG criteria, or a company otherwise failing to conform to the Investment Adviser’s investment philosophy.
The Fund may invest in the aggregate up to 20% of its Net Assets in: (i) fixed income securities of private and government emerging country issuers; (ii) equity and fixed income securities, such as government, corporate and bank debt obligations, of developed country issuers; and (iii) equity and fixed income securities of issuers that may not adhere to the Fund’s ESG criteria.
The Fund’s performance benchmark index is the MSCI Emerging Markets Index (Net, USD, Unhedged). The MSCI Emerging Markets Index (Net, USD, Unhedged) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of January 31, 2020, the MSCI Emerging Markets Index (Net, USD, Unhedged) consisted of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. For this Index, the dividend is reinvested after deduction of withholding tax, applying the rate to non-resident
individuals who do not benefit from double taxation treaties. MSCI uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. The MSCI Emerging Markets Index (Net, USD, Unhedged) does not reflect any deductions of expenses associated with mutual funds such as management fees and other expenses.
The following replaces in its entirety the “
Risks of the Funds—ESG Standards Risk
” section of the Prospectuses:
ESG Standards Risk—
The Fund’s adherence to its ESG criteria and the application of the Investment Adviser’s supplemental ESG analysis when selecting investments generally will affect the Fund’s exposure to certain companies, sectors, regions, and countries and may affect the Fund’s performance depending on whether such investments are in or out of favor. For example, the Fund generally will not seek to invest in companies that the Investment Adviser believes have adverse social or environmental impacts (e.g., alcohol, tobacco, gambling, adult entertainment, oil and gas, coal or weapons companies). Adhering to the ESG criteria and applying the Investment Adviser’s supplemental ESG analysis may also affect the Fund’s performance relative to similar funds that do not adhere to such criteria or apply such analysis. Additionally, the Fund’s adherence to the ESG criteria and the application of the supplemental ESG analysis in connection with identifying and selecting equity investments in
non-U.S.
issuers often require more subjective analysis and may be relatively more difficult than applying the ESG criteria or the supplemental ESG analysis to equity investments of U.S. issuers because data availability may be more limited with respect to
non-U.S.
issuers. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies, which may change without notice.

The exclusionary criteria related to the Fund’s ESG criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. The Fund’s investments in certain companies may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and clean energy initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage.
Currently, there is a lack of common industry standards relating to the development and application of ESG criteria, which may make it difficult to compare the Fund’s principal investment strategies with the investment strategies of other funds that integrate certain ESG criteria. Although the Fund intends to invest in issuers that the Investment Adviser believes adhere to the Fund’s ESG criteria, the subjective value that investors may assign to certain types of ESG criteria may differ substantially from that of the Fund. Investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. In addition, the application of the Investment Adviser’s supplemental ESG analysis may differ by asset class, sector, country and region, and an issuer’s ESG practices may change over time. When assessing whether an issuer meets the Fund’s ESG criteria and conducting an ESG analysis of an issuer, the Investment Adviser generally will rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely impact the investment process. The Fund’s ESG criteria and the application of the supplemental ESG analysis may be changed without shareholder approval.
The following replaces in its entirety the “
DESCRIPTION OF INVESTMENT SECURITIES AND PRACTICES—ESG Securities”
section of the SAI:
The International Equity ESG and ESG Emerging Markets Equity Funds will invest in securities of issuers that meet the Funds’ ESG criteria. The Funds’ adherence to their ESG criteria and the application of the Investment Adviser’s supplemental ESG analysis when selecting investments generally will affect the Funds’ exposure to certain companies, sectors, regions, and countries and may affect the Funds’ performance depending on whether such investments are in or out of favor. Adhering to the ESG criteria and applying the Investment Adviser’s supplemental ESG analysis may also affect the Funds’ performance relative to similar funds that do not adhere to such criteria or apply such analysis. Additionally, the Funds’ adherence to the ESG criteria and the application of the supplemental ESG analysis in connection with identifying and selecting equity investments in
non-U.S.
or emerging country issuers often require subjective analysis and may be relatively more difficult than applying the ESG criteria or the supplemental ESG analysis to equity investments of U.S. issuers because data availability may be more limited with respect to
non-U.S.
or emerging country issuers. The exclusionary criteria related to a Fund’s ESG criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. When assessing whether an issuer meets a Fund’s ESG criteria and conducting supplemental ESG analysis of an issuer, the Investment Adviser generally will rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely impact the investment process. In the course of gathering data, third-party data providers may make certain value judgements. The Investment Adviser does not verify those judgements, nor quantify their impact upon its analysis. Currently, there is a lack of common industry standards relating to the development and application of ESG criteria, which may make it difficult to compare the Fund’s principal investment strategies with the investment strategies of other funds that integrate certain ESG criteria. Although the Fund intends to invest in issuers that the Investment Adviser believes adhere to the Fund’s ESG criteria, the subjective value that investors may assign to certain types of ESG criteria may differ substantially from that of the Fund. Investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. In addition, the application of the Investment Adviser’s supplemental ESG analysis may differ by asset class, sector, country and region, and an issuer’s ESG practices may change over time. The Fund’s ESG criteria may be changed without shareholder approval.
This supplement should be retained with your Prospectuses, Summary Prospectuses and SAI for future reference.

EME4OPSSTK
04-21